INVENTORIES, NET (Tables)	6 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventories consisted of the following:

	As of December 31,	As of June 30,
	2021	2021

Raw materials	$110,463	$218,090
Work in process	827,251	1,082,350
Finished goods	3,090,023	3,054,909
	4,027,737	4,355,349
Less: inventory allowance	(154,151)	(152,186)
Inventory, net	$3,873,586	$4,203,163